Note 18 - Supplemental Cash Flow Information - Cash Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Expense	$ 8,186,946	$ 6,851,541	$ 6,529,615
Income Taxes	$ 2,695,000	$ 4,000,000	$ 3,365,000